WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 56.2%
Angola - 1.1%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	410,000		$368,496	(a)

Argentina - 1.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	21,020		8,975
Argentine Republic Government International Bond, Senior Notes	0.125%	1/9/38	378,550		150,284
Autonomous City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	170,000		144,077	(b)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	190,000		70,302	*(b)(c)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	160,000		60,402	*(b)(c)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	150,000		85,125	(b)

Total Argentina					519,165

Armenia - 0.6%
Republic of Armenia International Bond, Senior Notes	3.950%	9/26/29	200,000		194,375	(b)

Bahrain - 1.5%
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	440,000		505,506	(b)

Brazil - 1.1%
Brazil Letras do Tesouro Nacional	0.000%	1/1/24	61,000	BRL	9,429
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	1,720,000	BRL	358,349
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	86,000	BRL	18,066

Total Brazil					385,844

Colombia - 0.6%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	200,000		210,250

Costa Rica - 0.5%
Costa Rica Government International Bond, Senior Notes	4.375%	4/30/25	200,000		179,029	(b)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2020 Quarterly Report	1

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Dominican Republic - 3.3%
Dominican Republic International Bond, Senior Notes	7.500%	5/6/21	66,667	$68,250	(a)
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	500,000	570,780	(b)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	150,000	157,839	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	300,000	350,250	(b)

Total Dominican Republic				1,147,119

Ecuador - 1.5%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	37,781	16,719	(b)
Ecuador Government International Bond, Senior Notes	0.500%	7/31/30	158,760	100,892	(b)
Ecuador Government International Bond, Senior Notes	0.500%	7/31/35	526,052	287,487	(b)
Ecuador Government International Bond, Senior Notes	0.500%	7/31/40	190,680	94,291	(b)

Total Ecuador				499,389

Egypt - 3.1%
Egypt Government International Bond, Senior Notes	5.750%	5/29/24	200,000	210,923	(a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	500,000	536,963	(a)
Egypt Government International Bond, Senior Notes	8.500%	1/31/47	300,000	325,899	(b)

Total Egypt				1,073,785

El Salvador - 0.8%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	170,000	150,620	(b)
El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	150,000	125,625	(b)

Total El Salvador				276,245

Ghana - 2.2%
Ghana Government International Bond	10.750%	10/14/30	265,000	344,010	(b)
Ghana Government International Bond, Senior Notes	6.375%	2/11/27	200,000	201,880	(b)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	200,000	204,836	(b)

Total Ghana				750,726

Guatemala - 0.7%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	200,000	238,800	(b)

See Notes to Schedule of Investments.

2	Western Asset Emerging Markets Debt Fund 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 2.3%
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	370,000		$471,592	(b)
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	509,000,000	IDR	40,919
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	3,660,000,000	IDR	295,151

Total Indonesia					807,662

Israel - 0.7%
Israel Government International Bond, Senior Notes	3.875%	7/3/50	200,000		239,385

Ivory Coast - 1.6%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	260,000	EUR	310,529	(b)(d)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	210,000		231,930	(b)

Total Ivory Coast					542,459

Jamaica - 0.8%
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	210,000		285,810

Jordan - 1.3%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	200,000		219,586	(b)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	200,000		223,327	(b)

Total Jordan					442,913

Kenya - 1.3%
Kenya Government International Bond, Senior Notes	7.000%	5/22/27	200,000		217,734	(b)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	200,000		220,215	(b)

Total Kenya					437,949

Mexico - 1.6%
Mexican Bonos, Senior Notes	7.750%	11/23/34	3,400,000	MXN	193,491
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	300,000		342,275

Total Mexico					535,766

Nigeria - 2.2%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	200,000		225,886	(b)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	500,000		526,921	(a)

Total Nigeria					752,807

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2020 Quarterly Report	3

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oman - 1.7%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	200,000	$193,291	(b)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	200,000	196,781	(b)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	200,000	185,788	(a)

Total Oman				575,860

Panama - 2.2%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	410,000	522,750
Panama Government International Bond, Senior Notes	3.870%	7/23/60	200,000	233,752

Total Panama				756,502

Paraguay - 0.7%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000	251,000	(b)

Peru - 2.9%
Corp. Financiera de Desarrollo SA, Subordinated Notes (5.250% to 7/15/24 then 3 mo. USD LIBOR + 5.605%)	5.250%	7/15/29	200,000	216,640	(a)(e)
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	200,000	216,452
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	290,000	484,213
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	60,000	91,908

Total Peru				1,009,213

Philippines - 1.8%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	340,000	408,943
Philippine Government International Bond, Senior Notes	2.950%	5/5/45	200,000	213,860

Total Philippines				622,803

Qatar - 2.5%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	220,000	315,155	(b)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	400,000	555,029	(b)

Total Qatar				870,184

See Notes to Schedule of Investments.

4	Western Asset Emerging Markets Debt Fund 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Romania - 0.6%
Romanian Government International Bond, Senior Notes	3.000%	2/14/31	180,000		$192,863	(a)

Russia - 3.3%
Russian Federal Bond - OFZ	7.600%	7/20/22	19,080,000	RUB	262,461
Russian Federal Bond - OFZ	7.050%	1/19/28	13,938,000	RUB	199,048
Russian Federal Bond - OFZ	7.700%	3/16/39	25,020,000	RUB	380,204
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	200,000		284,124	(b)

Total Russia					1,125,837

Senegal - 1.3%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	200,000		219,155	(a)
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	200,000		221,243	(b)

Total Senegal					440,398

South Africa - 0.7%
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	250,000		235,486

Sri Lanka - 0.3%
Sri Lanka Government International Bond, Senior Notes	6.200%	5/11/27	200,000		119,000	(a)

Supranational - 0.2%
European Bank for Reconstruction & Development, Senior Notes	6.450%	12/13/22	994,600,000	IDR	73,137

Turkey - 0.6%
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	200,000		205,814

Ukraine - 2.7%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/25	200,000		220,457	(b)
Ukraine Government International Bond, Senior Notes	4.375%	1/27/30	150,000	EUR	167,506	(b)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	510,000		547,982	(b)

Total Ukraine					935,945

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2020 Quarterly Report	5

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
United Arab Emirates - 2.2%
Abu Dhabi Government International Bond, Senior Notes	3.125%	4/16/30	220,000	$249,297	(b)
Abu Dhabi Government International Bond, Senior Notes	2.700%	9/2/70	200,000	191,000	(b)
Finance Department Government of Sharjah, Senior Notes	4.000%	7/28/50	300,000	312,687	(b)

Total United Arab Emirates				752,984

Uruguay - 2.2%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	300,000	363,097
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	94,000	129,537
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	190,000	258,638

Total Uruguay				751,272

TOTAL SOVEREIGN BONDS (Cost - $18,471,543)				19,311,778

CORPORATE BONDS & NOTES - 41.3%
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.6%
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	200,000	216,490	(b)

Media - 0.6%
Cable Onda SA, Senior Notes	4.500%	1/30/30	200,000	218,375	(b)

Wireless Telecommunication Services - 1.8%
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	200,000	214,060	(a)
VEON Holdings BV, Senior Notes	3.375%	11/25/27	390,000	399,633	(b)

Total Wireless Telecommunication Services				613,693

TOTAL COMMUNICATION SERVICES				1,048,558

ENERGY - 13.9%
Oil, Gas & Consumable Fuels - 13.9%
Abu Dhabi Crude Oil Pipeline LLC, Senior Secured Notes	4.600%	11/2/47	200,000	248,412	(b)
Ecopetrol SA, Senior Notes	6.875%	4/29/30	150,000	190,162
Ecopetrol SA, Senior Notes	5.875%	5/28/45	240,000	285,600
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	245,809	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	210,000	277,784	(b)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	200,000	285,165	(b)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	260,000	294,484	(b)
Oleoducto Central SA, Senior Notes	4.000%	7/14/27	300,000	324,225	(b)

See Notes to Schedule of Investments.

6	Western Asset Emerging Markets Debt Fund 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Pertamina Persero PT, Senior Notes	6.500%	5/27/41	200,000	$268,986	(b)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	220,000	254,650
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	440,000	518,540
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	200,000	240,902	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	100,000	92,235
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	100,000	79,990
Petronas Capital Ltd., Senior Notes	4.800%	4/21/60	300,000	441,230	(b)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	420,000	505,217	(a)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	200,000	236,800	(b)

TOTAL ENERGY				4,790,191

FINANCIALS - 9.6%
Banks - 8.4%
ABQ Finance Ltd., Senior Notes	3.500%	2/22/22	200,000	205,148	(a)
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	150,000	159,151	(b)
Banco de Credito del Peru, Subordinated Notes (3.125% to 7/1/25 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.125%	7/1/30	80,000	81,141	(b)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	260,000	283,634	(b)(e)(f)
Banco Nacional de Panama, Senior Notes	2.500%	8/11/30	400,000	399,500	(b)
Bancolombia SA, Senior Notes	3.000%	1/29/25	200,000	206,488
BBVA Bancomer SA, Senior Notes	1.875%	9/18/25	200,000	201,000	(b)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	200,000	201,877	(b)(e)(f)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	640,000	722,790	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	200,000	199,612	(b)
United Overseas Bank Ltd., Subordinated Notes (3.750% to 4/15/24 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.750%	4/15/29	200,000	213,895	(b)(e)

Total Banks				2,874,236

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2020 Quarterly Report	7

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 1.2%
DAE Funding LLC, Senior Notes	5.000%	8/1/24	200,000	$205,875	(b)
REC Ltd., Senior Notes	4.750%	5/19/23	200,000	213,095	(a)

Total Diversified Financial Services				418,970

TOTAL FINANCIALS				3,293,206

INDUSTRIALS - 2.0%
Construction & Engineering - 0.6%
Hutama Karya Persero PT	3.750%	5/11/30	200,000	222,977	(b)

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	3.450%	5/1/27	40,000	44,043

Transportation Infrastructure - 1.3%
DP World PLC, Senior Notes	4.700%	9/30/49	200,000	221,900	(a)
ENA Master Trust, Senior Secured Notes	4.000%	5/19/48	200,000	208,250	(b)

Total Transportation Infrastructure				430,150

TOTAL INDUSTRIALS				697,170

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
Mastercard Inc., Senior Notes	3.300%	3/26/27	40,000	45,675
Mastercard Inc., Senior Notes	3.350%	3/26/30	40,000	47,069
Mastercard Inc., Senior Notes	3.850%	3/26/50	20,000	26,225

TOTAL INFORMATION TECHNOLOGY				118,969

MATERIALS - 7.7%
Chemicals - 3.5%
CNAC HK Finbridge Co. Ltd., Senior Notes	4.125%	7/19/27	270,000	278,478	(a)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	218,766	(a)
OCP SA, Senior Notes	4.500%	10/22/25	230,000	248,189	(b)
Orbia Advance Corp SAB de CV, Senior Notes	5.875%	9/17/44	200,000	240,252	(b)
Sociedad Quimica y Minera de Chile SA, Senior Notes	4.250%	1/22/50	200,000	224,000	(b)

Total Chemicals				1,209,685

Metals & Mining - 3.6%
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	200,000	219,979	(b)
Fresnillo PLC, Senior Notes	4.250%	10/2/50	290,000	310,518	(b)
Indonesia Asahan Aluminum Persero PT, Senior Notes	6.757%	11/15/48	350,000	474,859	(a)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	100,000	148,702
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	43,000	61,023

Total Metals & Mining				1,215,081

See Notes to Schedule of Investments.

8	Western Asset Emerging Markets Debt Fund 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.6%
Suzano Austria GmbH, Senior Notes		3.750%	1/15/31	200,000	$211,050

TOTAL MATERIALS					2,635,816

REAL ESTATE - 1.2%
Real Estate Management & Development - 1.2%
China Aoyuan Group Ltd., Senior Secured Notes		7.950%	9/7/21	200,000	203,000	(a)
Country Garden Holdings Co. Ltd., Senior Secured Notes		4.750%	9/28/23	200,000	204,606	(a)

TOTAL REAL ESTATE					407,606

UTILITIES - 3.6%
Electric Utilities - 2.4%
Enel Chile SA, Senior Notes		4.875%	6/12/28	130,000	151,775
Eskom Holdings SOC Ltd.		6.350%	8/10/28	200,000	218,590	(a)
Kallpa Generacion SA, Senior Notes		4.125%	8/16/27	200,000	214,700	(b)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes		5.250%	10/24/42	200,000	238,574	(a)

Total Electric Utilities					823,639

Independent Power and Renewable Electricity Producers - 1.2%
Three Gorges Finance Ltd., Senior Notes		3.150%	6/2/26	370,000	398,120	(b)

TOTAL UTILITIES					1,221,759

TOTAL CORPORATE BONDS & NOTES (Cost - $12,818,499)					14,213,275

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%††
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Chinese Yuan, Put @ 6.55CNY (Cost - $4,633)	JPMorgan Chase & Co.	11/12/21	500,000	500,000	5,197

TOTAL INVESTMENTS - 97.5% (Cost - $31,294,675)					33,530,250
Other Assets in Excess of Liabilities - 2.5%					864,357

TOTAL NET ASSETS - 100.0%					$34,394,607

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2020 Quarterly Report	9

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of November 30, 2020.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
EUR	— Euro
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS
OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Chinese Yuan, Call (Premiums received - $5,200)	JPMorgan Chase & Co.	11/12/21	7.11	CNY	500,000	500,000	$(4,858)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

CNY	— Chinese Yuan Renminbi

See Notes to Schedule of Investments.

10	Western Asset Emerging Markets Debt Fund 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

At November 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	4	3/21	$551,507	$552,687	$1,180
Contracts to Sell:
U.S. Treasury Long-Term Bonds	11	3/21	1,922,216	1,923,969	(1,753)

Net unrealized depreciation on open futures contracts					$(573)

At November 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	488,136	RUB	38,380,408	Bank of America N.A.	12/15/20	$(13,776)
USD	375,900	BRL	2,100,042	JPMorgan Chase & Co.	1/15/21	(15,795)
USD	210,847	IDR	3,139,303,696	JPMorgan Chase & Co.	1/15/21	(10,474)
USD	152,288	MXN	3,299,000	JPMorgan Chase & Co.	1/15/21	(10,145)
USD	1,022,857	SAR	3,844,000	Bank of America N.A.	3/15/21	(1,737)
USD	634,291	SAR	2,381,000	Goldman Sachs Group Inc.	3/15/21	(350)
CNY	472,915	USD	71,376	JPMorgan Chase & Co.	3/15/21	(106)

Total						$(52,383)

Abbreviation(s) used in this table:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2020 Quarterly Report	11

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

At November 30, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT NOVEMBER 30, 2020[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Republic of Chile, 3.240%, due 2/6/28	$500,000	12/20/24	0.360%	1.000% quarterly	$(13,013)	$13,408	$(26,421)
State of Qatar, 9.750%, due 6/15/30	500,000	12/20/24	0.268%	1.000% quarterly	(14,884)	13,782	(28,666)

Total	$1,000,000				$(27,897)	$27,190	$(55,087)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

12	Western Asset Emerging Markets Debt Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$19,311,778	—	$19,311,778
Corporate Bonds & Notes	—	14,213,275	—	14,213,275
Purchased Options	—	5,197	—	5,197

Total Investments	—	$33,530,250	—	$33,530,250

Other Financial Instruments:
Futures Contracts	$1,180	—	—	$1,180

Total	$1,180	$33,530,250	—	$33,531,430

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$4,858	—	$4,858
Futures Contracts	$1,753	—	—	1,753
Forward Foreign Currency Contracts	—	52,383	—	52,383
Centrally Cleared Credit Default Swaps on Sovereign Issues - Buy Protection	—	55,087	—	55,087

Total	$1,753	$112,328	—	$114,081

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended November 30, 2020. The following transactions were effected in such company for the period ended November 30, 2020.

15

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at February 29, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$496,118	$10,475,497	10,475,497	$10,971,615	10,971,615	—	$1,431	—	—

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